Offerings - Offering: 1	May 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	2.07
Maximum Aggregate Offering Price	$ 103,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,845.85
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock, $0.01 par value per share (“Common Stock”), which may become issuable under the Maravai LifeSciences Holdings, Inc. 2020 Omnibus Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction affecting the Common Stock.

(2)
Represents additional shares of Common Stock reserved and available for delivery with respect to awards issued under the Plan, which include shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling, automatic share reserve increase and other terms and conditions of the Plan.

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The price of $2.07 per share represents the average of the high and low price of a share of the Common Stock on May 7, 2025, as reported on The Nasdaq Global Select Market.